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DEUTSCHE ASSET MANAGEMENT

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Mutual Fund

Annual Report

June 30, 2002

Institutional

Daily Assets Fund

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A Member of the
DEUTSCHE BANK GROUP

Daily Assets Fund Institutional
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................... 3

              DAILY ASSETS FUND INSTITUTIONAL

                 Schedule of Investments ..................................... 6
                 Statement of Assets and Liabilities .........................10
                 Statement of Operations .....................................11
                 Statements of Changes in Net Assets .........................12
                 Financial Highlights ........................................13
                 Notes to Financial Statements ...............................14
                 Report of Independent Accountants ...........................16

              FUND TRUSTEES AND OFFICERS .....................................17


                    ----------------------------------------
   The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                    ----------------------------------------

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                                        2
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Daily Assets Fund Institutional
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LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for Daily Assets Fund Institutional (the 'Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
THE MAJOR FACTOR DRIVING THE MONEY MARKETS THROUGHOUT THE FISCAL YEAR ENDED JUNE 30, 2002 WAS THE FEDERAL RESERVE BOARD'S ACTION OR INACTION REGARDING INTEREST RATES.
o During the second half of 2001, the Federal Reserve Board lowered interest rates on five separate occasions.
o Prior to the tragic events of September 11, the US economy was in a protracted slowdown. Employment, production and business spending were weak. Consumer confidence was dipping to new lows, as a surge of layoffs and related fears of job security began to be captured in the confidence numbers. The terrorist attacks only heightened this uncertainty.
o In an effort to stabilize or reverse a drop in both consumer and business confidence, the Federal Reserve Board flooded the market with liquidity, lowering interest rates three times by an unprecedented 1.50% from September 17 through November 6.
o By the end of 2001, it seemed that the US economy was in a recession. Market attention focused on what the Federal Reserve Board and what the US government, in the form of fiscal stimulus, would do to prompt a recovery.

CREDIT CONCERNS PROMPTED BY THE WORLD TRADE CENTER TRAGEDY AND THE ENRON DEBACLE ALSO AFFECTED THE MONEY MARKETS.
o The uncertainty surrounding the effects of the events of September 11 caused many investors to pull back from all but the best credits. It appeared that investors chose to wait until analysts could fully assess the effects of the disaster on the economy as a whole and on each individual sector of the economy.
o The bankruptcy of Enron, the largest corporate bankruptcy ever recorded, presented a similar credit quality concern because of the size and scope of its business, its reliance on external financing and its rather sketchy disclosure. The ongoing stream of corporate accounting scandals into 2002 did nothing to alleviate these credit quality concerns.

                                     CUMULATIVE TOTAL RETURNS          AVERAGE ANNUAL TOTAL RETURNS         ANNUALIZED
                          1 Year   3 Years  5 Years      Since   1 Year  3 Years  5 Years      Since   7 Day     7 Day
Periods Ended                                     Inception(2)                          Inception(2) Current Effective
June 30, 2002                                                                                          Yield     Yield

 Daily Assets Fund
    Institutional(1)       2.64%    15.23%   28.20%     32.64%    2.64%    4.84%    5.09%      5.15%   1.87%(3)  1.89%(3)
-------------------------------------------------------------------------------------------------------------------------
 iMoneyNet-First Tier
   Institutional Money
   Funds Average(4)        2.21%    14.16%   26.53%     30.50%    2.21%    4.51%    4.81%      4.88%   1.51%     1.52%
-------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. The yields quoted more closely reflect the Fund's current earnings than the total return quotations. 'Current yield' refers to the income generated by an investment in the Fund over a seven-day period.This income is then 'annualized.' The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The 'effective yield' may be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
  An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 The Fund's inception date is November 13, 1996. Benchmark returns are for the period beginning November 30, 1996.
3 The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses until October 31, 2003 so that total net expenses are not exceeded. Without such fee waivers the seven-day current and effective yields would have been 1.87% and 1.89%, respectively.
4 Money Fund Report Averages, a service of iMoneyNet,Inc., are averages for categories of similar money market funds.

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                                        3
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Daily Assets Fund Institutional
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LETTER TO SHAREHOLDERS

 SECTOR ALLOCATION
 By Asset Type as of June 30, 2002
 (percentages are based on market value of total investments in the Fund) [GRAPHIC OMITTED]

Commercial Paper                             33.38%
Floating Rate Notes                          17.67%
Eurodollar Certificates of Deposit           13.21%
Yankee Certificates of Deposit               12.07%
Euro Time Deposits                            8.52%
Certificates of Deposit                       7.34%
Money Market Funds                            5.48%
Other                                         1.53%
US Govt Agency                                 .80%




AS 2002 BEGAN, THE WEAKENED STATE OF THE US ECONOMY CAUSED MUCH UNCERTAINTY IN THE FINANCIAL MARKETS. MANY INVESTORS REMAINED SKEPTICAL AS TO WHETHER THE FEDERAL RESERVE BOARD HAD COMPLETED ITS INTEREST RATE CUTTING CYCLE.
o Despite a stream of economic data that pointed to signs of bottoming in the general US economy, fears related to the ongoing war on terrorism kept the Federal Reserve Board on hold.
o By February, it became clear that no more interest rate cuts would likely be forthcoming from the Federal Reserve Board during this cycle and additionally that interest rate hikes might not be too long in coming.
o In fact, at its March 19th meeting, the Federal Reserve Board kept the federal funds rate at 1.75% but shifted from an easing to a neutral bias, citing a slow economic recovery in progress. The money markets began pricing in potential interest rate increases by mid-year 2002 causing the yield curve to steepen.

AS THE SECOND CALENDAR QUARTER GOT UNDERWAY, THE US ECONOMIC RECOVERY SEEMED A BIT MORE TENTATIVE THAN DURING THE FIRST QUARTER.
o Business spending began to pick up and the consumer continued to spend, especially on housing.
o However, no improvement could be detected in the labor market. In fact, the unemployment rate climbed to 6% in April before leveling off in May and June.
o Manufacturing in the US also remained weak.
o In reaction, the one-year US Treasury yield curve flattened somewhat, as market participants expected the federal funds rate to remain unchanged at 1.75% until the fourth quarter of 2002.

THE GLOBAL POLITICAL ENVIRONMENT ALSO IMPACTED THE MONEY MARKETS DURING THE SECOND HALF OF THE FISCAL YEAR.
o Renewed terrorist threats in the US weighed on the confidence of American financial markets, as did escalating tensions in the Middle and Far East. Disquiet between India and Pakistan built, and suicide bombings in Israel reached new levels of devastation.
o Toward the end of the annual period, US citizens were on heightened alert, as the Office of Homeland Security issued new terror alerts surrounding the July 4th holiday weekend.

FURTHER COMPLICATING MATTERS, THE US TREASURY REACHED ITS DEBT CEILING LIMIT AT THE END OF JUNE AND WAS FORCED TO POSTPONE ITS TWO-YEAR NOTE AUCTION UNTIL CONGRESS PASSED A LIMIT INCREASE.
o In response, Moody's Rating Service threatened to cut the Aaa rating of the US government. Without an increase in the debt ceiling, the US Treasury would not have enough cash on hand to pay for maturing debt.
o In the final hour, Congress passed the increase. The two-year note was announced and auctioned on the same day. Though the auction was lackluster, the market was relieved that the US Treasury resolved this impending crisis.

ALSO ON THE FOREFRONT OF THE MONEY MARKETS' ATTENTION WAS THE DEVALUATION OF THE US DOLLAR IN THE GLOBAL CURRENCY MARKETS.
o As the second calendar quarter was coming to a close, the US dollar and the euro nearly reached parity.
o Currency traders were focusing on global terror woes and the slower than expected recovery of the US economy.

INVESTMENT REVIEW
By staying disciplined in the purchase of high quality instruments and actively maintaining a longer than benchmark duration profile as market conditions changed, we were able to produce highly competitive yields in Daily Assets Fund Institutional for the annual period.

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                                        4
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Daily Assets Fund Institutional
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LETTER TO SHAREHOLDERS

Given the continued weakness in the US economy, we maintained an average weighted maturity near 55 days through much of the annual period. Through the first half of the year, we prudently maintained the Portfolio's longer than average duration and added to our positions on pullbacks in the market. The Fund performed particularly well during the post-September 11 weeks when yields at the shorter end of the yield curve dropped dramatically and the Portfolio was fully invested at higher yields.

During the second half of the fiscal year, we implemented a barbell strategy, whereby we purchased short-dated commercial paper and also focused on adding yield by purchasing certificates of deposit and agency discount notes in the 9-month to 1-year sector. The steepened yield curve had made higher yields available at the longer end of the curve. We also managed to take profits through the second half of the fiscal year, selling some longer-dated securities when we felt the market had traded up too rapidly. In addition to longer-dated certificates of deposit, we also positioned the portfolio in floating rate notes in hopes of capturing any interest rate increases that may occur in the fourth quarter of 2002.

MANAGER OUTLOOK
In our view, the US economy continues to chug along, still with promises of some pickup in growth ahead. Non-defense capital goods shipments and orders came in somewhat stronger than expected, and equipment and software spending are anticipated to record a moderate increase for the second calendar quarter. The housing market continues to exhibit impressive vigor, as sales of new homes soared in June. While downside risks remain considerable, we believe the US economy nevertheless shows promising signs of returning to trend growth. We expect that the Federal Reserve Board will keep interest rates unchanged for at least the next several meetings and is unlikely to begin the process of reversing some of last year's interest rate cuts until it is more confident in the sustainability of the economic expansion. At a minimum, the Federal Reserve Board will want to see more concrete signs of a revival in business investment and much greater improvement in the labor markets. We expect this evidence to emerge gradually in the second half of this year and then continue to solidify in 2003. A sufficient case to begin the tightening process is unlikely to be built before the fourth quarter of 2002 at the earliest.

Given this outlook, we intend to maintain our current duration stance in the Fund. When the economic recovery accelerates, we anticipate some further steepening in the US Treasury yield curve. We thus intend to carefully monitor economic events to determine when it may be appropriate to change the duration of the Fund.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of Daily Assets Fund Institutional and look forward to continuing to serve your investment needs for many years ahead.

/S/SIGNATURE

Christine Haddad

Portfolio Manager of DAILY ASSETS FUND INSTITUTIONAL
June 30, 2002

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                                        5
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Daily Assets Fund Institutional
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SCHEDULE OF INVESTMENTS June 30, 2002

   PRINCIPAL
      AMOUNT   SECURITY                                             VALUE

               CERTIFICATES OF DEPOSIT--7.33%
               Banque Bruxelles Lambert SA,
$ 20,000,000    2.01%, 11/12/02 ..........................$    20,000,000
               BNP Paribas:
  30,000,000    2.16%, 9/23/02 ...........................     30,005,382
  40,000,000    2.14%, 12/31/02 ..........................     40,004,012
               Danske Bank:
  50,000,000    2.185%, 1/23/03 ..........................     50,002,819
  47,000,000    2.46%, 6/11/03 ...........................     47,087,627
               Den Norske Bank,
 125,000,000    2.02%, 7/1/02 ............................    125,000,000
               HSBC Bank USA,
  25,000,000    1.938%, 7/1/02 ...........................     25,000,000
               ING Bank NV,
  50,000,000    2.14%, 12/31/02 ..........................     50,000,000
               Norddeutsche Landesbank Girozentrale:
 100,000,000    1.875%, 7/1/02 ...........................    100,000,000
  77,500,000    3.81%, 7/30/02 ...........................     77,585,231
               Nordea Bank Finland PLC,
  75,000,000    2.34%, 2/7/03 ............................     75,000,000
               State Street Bank & Trust Co.,
 300,000,000    1.875%, 7/1/02 ...........................    300,000,000
                                                          ---------------
 TOTAL CERTIFICATES OF DEPOSIT
    (Amortized Cost $939,685,071) ........................    939,685,071
                                                          ---------------

               CERTIFICATES OF DEPOSIT--
               EURODOLLAR--13.19%
               Abbey National Treasury Service PLC,
  50,000,000    2.585%, 3/31/03 ..........................     49,990,781
               Barclays Bank PLC:
  60,000,000    1.83%, 7/15/02 ...........................     60,003,000
 100,000,000    1.885%, 8/27/02 ..........................    100,003,147
               Bayerische Landesbank Girozentrale,
  50,000,000    1.89%, 7/22/02 ...........................     50,001,136
               Credit Agricole Indosuez SA:
  25,000,000    3.62%, 9/9/02 ............................     25,076,494
  75,000,000    2.17%, 9/30/02 ...........................     75,034,276
               Den Danske Bank ASA,
  25,000,000    1.84%, 7/29/02 ...........................     25,000,000
               Dresdner Bank AG:
 300,000,000    1.875%, 7/1/02 ...........................    300,000,000
  45,000,000    2.60%, 5/13/03 ...........................     45,137,093
               Halifax PLC,
 100,000,000    1.89%, 8/27/02 ...........................    100,000,000
 200,000,000    2.01%, 9/6/02 ............................    200,000,000

   PRINCIPAL
      AMOUNT   SECURITY                                             VALUE

               Landesbank Hessen-Thuringen Girozentrale:
 $35,000,000    1.89%, 8/27/02 ...........................$    35,001,090
 100,000,000    2.00%, 11/8/02 ...........................    100,000,000
 175,000,000    2.10%, 12/17/02 ..........................    175,000,000
               Lloyds TSB Bank PLC,
  50,000,000    2.15%, 12/31/02 ..........................     50,007,332
               National Australia,
  50,000,000    3.60%, 9/6/02 ............................     50,017,877
               Unicred Italiano SpA:
  25,000,000    1.84%, 7/18/02 ...........................     24,978,278
 100,000,000    1.86%, 7/22/02 ...........................    100,000,570
  75,000,000    1.86%, 7/25/02 ...........................     75,000,498
  50,000,000    1.86%, 7/26/02 ...........................     50,000,000
                                                          ---------------
 TOTAL CERTIFICATES OF DEPOSIT--EURODOLLAR
    (Amortized Cost $1,690,251,572) ......................  1,690,251,572
                                                          ---------------

               CERTIFICATES OF DEPOSIT--
               YANKEE--12.06%
               ABN Amro Bank, NV,
   30,000,000    2.49%, 1/6/03 ............................     30,053,953
               Bank of Nova Scotia,
  50,000,000    2.97%, 3/31/03 ...........................     50,202,040
               CDN Imperial Bank,
 100,000,000    1.89%, 8/22/02 ...........................    100,002,153
               Commerzbank AG,
 174,904,548    1.75%, 7/1/02 ............................    174,904,548
               Credit Agricole Indosuez SA:
  75,000,000    2.20%, 1/22/03 ...........................     75,000,000
 100,000,000    2.175%, 1/23/03 ..........................    100,000,000
  15,000,000    2.30%, 2/10/03 ...........................     14,999,960
               Dexia Bank Belgium,
 100,000,000    2.00%, 11/8/02 ...........................    100,000,000
               Dexia Bank NY,
 100,000,000    4.068%, 7/30/02 ..........................     99,999,035
               Dexia Credit Local:
 150,000,000    1.85%, 7/26/02 ...........................    150,000,000
 150,000,000    1.83%, 7/29/02 ...........................    150,000,000
               Natexis Banque PopIaires:
 200,000,000    1.89%, 8/26/02 ...........................    200,000,000
  50,000,000    2.19%, 1/23/03 ...........................     50,000,000
  50,000,000    2.25%, 6/23/03 ...........................     49,990,308
               Svenska Handelsbanken AB,
 100,000,000    4.055%, 7/30/02 ..........................     99,998,072
               Toronto Dominion Bank,
 100,000,000    1.81%, 7/26/02 ...........................    100,000,000
                                                          ---------------
 TOTAL CERTIFICATES OF DEPOSIT--YANKEE
    (Amortized Cost $1,545,150,069) ......................  1,545,150,069
                                                          ---------------


See Notes to Financial Statements.
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                                        6
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Daily Assets Fund Institutional
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SCHEDULE OF INVESTMENTS June 30, 2002

   PRINCIPAL
      AMOUNT   SECURITY                                             VALUE
               COMMERIAL PAPER(1)--33.33%
               Alliance & Leicester,
$ 50,000,000    1.935%, 7/8/02 ...........................$    50,000,048
               Bank Of Ireland:
  50,000,000    1.85%, 7/17/02 ...........................     49,958,889
 180,000,000    1.885%, 8/19/02 ..........................    179,588,728
               Bavaria TRR Corp.:
  75,023,000    1.79%, 7/9/02 ............................     74,993,157
  50,000,000    1.81%, 7/22/02 ...........................     49,947,209
               Beta Finance Corp.:
  50,000,000    4.20%, 7/15/02 ...........................     50,000,000
  50,000,000    2.41%, 2/3/03 ............................     49,997,044
               CC USA, Inc.,
  95,000,000    2.58%, 3/13/03 ...........................     94,993,363
               Caisse D'Epargne et Prevoyance:
 100,000,000    1.87%, 7/16/02 ...........................     99,922,083
  85,000,000    2.22%, 2/25/03 ...........................     83,744,918
               Compass Securitization LLC,
  20,000,000    1.81%, 7/22/02 ...........................     19,978,883
               Corporate Receivables Corp.,
  50,000,000    1.80%, 7/24/02 ...........................     49,942,500
               Credit Agricole Indosuez:
 200,000,000    1.781%, 7/1/02 ...........................    200,000,000
  50,000,000    1.755%, 3/31/03 ..........................     49,979,373
               General Electric Capital Assurance Co.,
  46,445,000    2.00%, 8/7/02 ............................     46,349,530
               Depfa Bank Europe PLC,
  50,000,000    1.95%, 9/23/02 ...........................     49,772,500
               Dorada Finance, Inc.,
  25,000,000    2.50%, 2/26/03 ...........................     25,000,000
               Edison Asset Securitization LLC:
  71,755,000    1.99%, 7/1/02 ............................     71,755,000
 100,000,000    2.00%, 7/3/02 ............................     99,988,889
  50,000,000    1.99%, 7/12/02 ...........................     49,969,597
               Falcon Asset Securitization Corp.:
 114,770,000   1.79%, 7/8/02 .............................    114,730,054
  90,000,000    1.79%, 7/9/02 ............................     89,964,200
 100,000,000    1.79%, 7/19/02 ...........................     99,910,500
 125,000,000    1.80%, 7/22/02 ...........................    124,868,750
 105,000,000    1.79%, 7/24/02 ...........................    104,879,921
               Giro Funding US Corp.,
 100,180,000    1.80%, 7/8/02 ............................    100,144,937
               Goldman Sachs Group, Inc.:
  50,000,000    1.93%, 7/8/02 ............................     49,981,236
 100,000,000    1.85%, 7/15/02 ...........................    100,000,000
 190,000,000    2.02%, 10/11/02 ..........................    190,000,000
               ING Bank NV:
 400,000,000    1.72%, 7/31/02 ...........................    400,000,000
 100,000,000    1.73%, 7/31/02 ...........................    100,000,000
               JP Morgan Chase & Co.,
 110,000,000   1.98%, 9/3/02 .............................    109,612,800

   PRINCIPAL
      AMOUNT   SECURITY                                             VALUE

               Mont Blanc Capital Corp.,
 $60,000,000    1.80%, 7/24/02 ...........................$    59,931,000
               Nestle Capital Corp.,
  65,000,000    2.04%, 9/3/02 ............................     64,764,267
               Northern Rock PLC:
  50,000,000    1.90%, 7/10/02 ...........................     49,976,250
  50,000,000    1.90%, 7/15/02 ...........................     50,000,000
  50,000,000    1.90%, 8/23/02 ...........................     50,000,000
               Pennine Funding LLC:
  20,000,000    1.88%, 7/9/02 ............................     19,991,644
  21,000,000    1.80%, 7/24/02 ...........................     20,975,850
  85,000,000    1.81%, 7/29/02 ...........................     84,880,340
               Pfizer, Inc.,
   5,750,000    5.75%, 1/15/03 ...........................     5,846,946
               Scaldis Capital LLC,
  38,000,000    1.80%, 7/25/02 ...........................     37,954,400
               Sheffield Receivables Corp.,
  15,000,000    1.804%, 1/21/03 ..........................     15,000,000
               SwedBank AB,
 150,000,000    1.88%, 8/19/02 ...........................    149,616,167
               Swedish National Housing
                Finance Corp.,
  50,000,000    1.95%, 8/1/02 ............................     49,916,041
               Tulip Funding Corp.,
 143,319,000    1.80%, 7/25/02 ...........................    143,147,017
               Verizon Global Funding Corp.:
 100,000,000    2.32%, 7/1/02 ............................    100,000,000
  50,000,000    2.32%, 7/2/02 ............................     49,996,778
               Volkswagen AG,
 100,000,000    1.95%, 7/18/02 ...........................     99,907,917
               Wells Fargo Finance, Inc.,
  40,000,000    1.95%, 9/23/02 ...........................     39,818,000
               Windmill Funding Corp.:
 125,000,000    1.78%, 7/9/02 ............................    124,950,556
  25,000,000    1.79%, 7/12/02 ...........................     24,986,327
                                                          ---------------
 TOTAL COMMERCIAL PAPER
    (Amortized Cost $4,271,633,609) ......................  4,271,633,609
                                                          ---------------

               EURO TIME DEPOSITS--8.51%
               Bayerische Landesbank Girozentrale,
  50,000,000    2.17%, 10/15/02 ..........................     50,000,000
               Bank Of Austria:
  50,000,000    1.86%, 7/18/02 ...........................     50,000,000
 100,000,000    2.17%, 10/15/02 ..........................    100,000,000
               Bank of Nova Scotia:
 100,000,000    2.12%, 12/31/02 ..........................    100,000,000
 100,000,000    2.205%, 1/22/03 ..........................    100,000,000
               Den Danske Bank ASA,
  50,000,000    1.84%, 7/29/02 ...........................     50,000,194
               Fortis Bank,
  50,000,000    2.01%, 12/11/02 ..........................     50,000,000


See Notes to Financial Statements.
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                                        7
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Daily Assets Fund Institutional
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SCHEDULE OF INVESTMENTS June 30, 2002

   PRINCIPAL
      AMOUNT   SECURITY                                             VALUE

               KeyBank NA,
$100,000,000    1.875%, 7/1/02 ...........................$   100,000,000
               Landesbank Baden Wurttemberg,
  80,000,000    2.11%, 12/31/02 ..........................     79,991,973
               Norddeutsche Landesbank Girozentrale:
  25,000,000    2.16%, 10/15/02 ..........................     25,000,000
  85,000,000    1.804%, 6/30/03 ..........................     84,961,624
               UBS AG,
 300,000,000    1.938%, 7/1/02 ...........................    300,000,000
                                                          ---------------
 TOTAL EURO TIME DEPOSITS
     (Amortized Cost $1,089,953,791) .....................  1,089,953,791
                                                          ---------------

               FLOATING RATE NOTES(2)--17.64%
                Abbey National Treasury
                Services PLC,
                Monthly Variable Rate,
  50,000,000    1.75%, 3/31/03 ...........................     49,977,496
               American Honda Finance Corp.,
                Monthly Variable Rate:
 100,000,000    1.92%, 8/2/02 ............................    100,000,000
  50,000,000    1.82%, 3/17/03 ...........................     50,000,000
               American Honda Finance Corp.,
                Quarterly Variable Rate,
  50,000,000    1.857%, 3/14/03 ..........................     50,000,000
               Beneficial Corp.,
                Quarterly Variable Rate,
  21,000,000    2.15%, 7/15/02 ...........................     21,001,402
               Beta Finance Corp.,
                Monthly Variable Rate,
 105,000,000    1.80%, 8/23/02 ...........................    104,996,951
  20,000,000    1.814%, 11/1/02 ..........................     19,999,326
               Caterpillar Finance Services Corp.,
                Monthly Variable Rate,
   5,000,000    2.02%, 7/8/02 ............................      5,000,154
               Caterpillar Finance Services Corp.,
                Quarterly Variable Rate
  57,650,000    2.212%, 8/1/02 ...........................     57,665,695
               CC (USA), Inc.,
                Monthly Variable Rate:
 100,000,000    1.789%, 7/22/02 ..........................    100,000,000
  75,000,000    1.80%, 9/16/02 ...........................     74,997,620
               Chase Manhattan Corp.,
                Monthly Variable Rate,
  45,000,000    1.96%, 7/8/02 ............................     45,001,326
               Chase Manhattan Corp.,
                Quarterly Variable Rate,
 150,000,000    2.113%, 7/8/02 ...........................    150,004,048
               CIT Group, Inc.,
                Monthly Variable Rate:
 100,000,000    2.044%, 8/1/02 ...........................    100,016,017
   5,000,000    1.982%, 9/13/02 ..........................      5,001,823

   PRINCIPAL
      AMOUNT   SECURITY                                             VALUE

               CIT Group, Inc.,
                Quarterly Variable Rate:
 $57,000,000    2.193%, 7/12/02 ..........................$    57,003,378
   4,385,000    2.012%, 9/13/02 ..........................      4,386,345
               Comerica Bank,
                Monthly Variable Rate:
  25,000,000    1.89%, 1/30/03 ...........................     25,008,475
 100,000,000    1.864%, 2/18/03 ..........................    100,041,037
               Dorada Finance, Inc.,
                Monthly Variable Rate:
  30,000,000    1.79%, 7/16/02 ...........................     30,000,000
  70,000,000    1.774%, 8/20/02 ..........................     69,998,082
               General Electric Capital Corp.,
                Monthly Variable Rate:
   2,500,000    1.84%, 1/22/03 ...........................      2,500,364
   1,200,000    1.84%, 3/24/03 ...........................      1,200,000
               Goldman Sachs Group, Inc.,
                Monthly Variable Rate,
 100,000,000    2.05%, 9/3/02 ............................     99,635,556
               Goldman Sachs Group, Inc.,
                Quarterly Variable Rate:
  75,000,000    1.95%, 11/6/02 ...........................     75,000,000
  75,000,000    1.88%, 12/16/02 ..........................     75,000,000
               Heller Financial, Inc.,
                Quarterly Variable Rate:
   5,000,000    1.937%, 9/5/02 ...........................      5,000,863
  19,800,000    2.28%, 10/3/02 ...........................     19,815,247
               Holmes Financing PLC,
                Monthly Variable Rate,
  67,500,000    1.85%, 10/15/02 ..........................     67,500,000
               Household Finance Corp.,
                Quarterly Variable Rate:
   5,200,000    2.295%, 8/6/02 ...........................      5,201,953
  20,000,000    1.992%, 9/26/02 ..........................     20,007,190
               JP Morgan Chase,
                Quarterly Variable Rate,
 193,000,000    2.02%, 2/20/03 ...........................    193,155,773
               K2 (USA) LLC,
                Monthly Variable Rate:
  60,000,000    1.82%, 9/9/02 ............................     60,000,000
  28,000,000    1.82%, 9/16/02 ...........................     28,000,000
               Merck & Co., Inc.,
                Monthly Variable Rate,
  32,000,000    1.80%, 10/25/02 ..........................     32,000,000
               Paine Webber Group, Inc.,
                Quarterly Variable Rate,
   4,600,000    2.54%, 7/15/02 ...........................      4,601,067
               Royal Bank of Canada (London),
                Quarterly Variable Rate,
  10,000,000    1.921%, 10/31/02 .........................     10,000,412
               US Bancorp,
                Quarterly Variable Rate,
  10,000,000    2.249%, 7/8/02 ...........................     10,000,378

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002

   PRINCIPAL
      AMOUNT   SECURITY                                             VALUE

               Verizon Global Funding Corp.,
                Quarterly Variable Rate:
$135,000,000    1.947%, 4/14/03 ..........................$   135,036,000
 197,000,000    1.97%, 11/4/02 ...........................    197,068,766
                                                          ---------------
 TOTAL FLOATING RATE NOTES
    (Amortized Cost $2,260,822,744) ......................  2,260,822,744
                                                          ---------------

               FUNDING AGREEMENTS(2,3,4)--1.33%
               General Electric Capital Assurance Co.,
                Quarterly Variable Rate:
  75,000,000    1.98%, 12/30/02 ..........................     75,000,000
  25,000,000    1.98%, 6/3/03 ............................     25,000,000
               Security Life of Denver Insurance Co.,
                Quarterly Variable Rate,
  40,000,000    1.976%, 2/24/03 ..........................     40,000,000
               Travelers Insurance Co.,
                Quarterly Variable Rate,
  30,000,000    2.10%, 1/27/03 ...........................     30,000,000
                                                          ---------------
 TOTAL FUNDING AGREEMENTS
     (Amortized Cost $170,000,000) ........................    170,000,000
                                                          ---------------

               REPURCHASE AGREEMENT(4)--0.20%
               Repurchase Agreement with UBS AG, dated
                6/05/02, 1.97%, principal and interest
                in the amount of $25,268,139, due
                12/18/02 (collateralized by Federal
                National Mortgage Association with a par
                value of $5,089,451, coupon rate of
                5.976%, due 8/1/31, with a market value
                of $5,255,571, Federal National Mortgage
                Association with a par value of
                $19,523,937, coupon rate of 5.196%, due
                6/1/32, with a market value of
  25,000,000    $20,201,320.) ............................     25,000,000
                                                          ---------------
 TOTAL REPURCHASE AGREEMENT
     (Amortized Cost $25,000,000) ........................     25,000,000
                                                          ---------------

               MONEY MARKET FUNDS--5.47%
               Dreyfus Cash Management Fund,
 384,000,000    1.80% ....................................    384,000,000
               AIM Liquid Assets Portfolio,
 292,257,494    1.92% ....................................    292,257,494
               Strong Heritage Money Fund,
  25,000,000    1.83% ....................................     25,000,000
                                                          ---------------
 TOTAL MONEY MARKET FUNDS
     (Amortized Cost $701,257,494) ........................    701,257,494
                                                          ---------------
   PRINCIPAL
      AMOUNT   SECURITY                                             VALUE

               US GOVERNMENT & AGENCY
               OBLIGATIONS--0.80%
               Federal Home Loan Bank,
$ 35,000,000    2.67%, 6/13/03 ...........................$    35,000,000
               Federal Home Loan Mortgage Corp.,
  10,000,000    2.45%, 6/17/03 ...........................     10,000,000
  30,000,000    0.00%, 7/11/02 ...........................     29,984,917
               Federal National Mortgage Association,
  27,109,000    4.625%, 5/15/03 ..........................     27,670,406
                                                          ---------------
 TOTAL US GOVERNMENT & AGENCY OBLIGATIONS
    (Amortized Cost $102,655,323) ........................    102,655,323
                                                          ---------------
 TOTAL INVESTMENTS
     (Amortized Cost $12,796,409,673)(5) .. 99.86%         $12,796,409,673

 OTHER ASSETS IN EXCESS
    OF LIABILITIES .......................  0.14%              18,064,858
                                          ------          ---------------
 NET ASSETS ..............................100.00%         $12,814,474,531
                                          ======          ===============

--------------------------------------------------------------------------------
1 Interest rates for commercial paper represents discount rates at the time of purchase.
2 Stated maturity is final maturity not next reset date. Interest rate represents rate in effect at June 30, 2002.
3 Illiquid securities.
4 Subject to a seven-day demand feature.
5 Also aggregate cost for federal income tax purposes.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                                 JUNE 30, 2002

ASSETS
   Investments, at value (amortized cost $12,796,409,673) .................... $12,796,409,673
   Interest receivable and other .............................................      42,179,156
                                                                               ---------------
Total assets .................................................................  12,838,588,829
                                                                               ---------------
LIABILITIES
   Due to custodian bank .....................................................       1,538,597
   Dividends payable .........................................................      21,208,806
   Due to advisor ............................................................       1,104,659
   Accrued expenses and other ................................................         262,236
                                                                               ---------------
Total liabilities ............................................................      24,114,298
                                                                               ---------------
NET ASSETS ................................................................... $12,814,474,531
                                                                               ===============

COMPOSITION OF NET ASSETS
   Accumulated net realized gain from investment transactions ................ $     4,191,216
   Paid-in capital ...........................................................  12,810,283,315
                                                                               ---------------
NET ASSETS ................................................................... $12,814,474,531
                                                                               ===============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ....................................  12,810,681,015
                                                                               ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ................................ $          1.00
                                                                               ===============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
                                                                  FOR THE
                                                               YEAR ENDED
                                                            JUNE 30, 2002

INVESTMENT INCOME
   Interest .................................................$317,790,444
   Dividends ................................................  25,151,087
                                                             ------------
Total income ................................................ 342,941,531
                                                             ------------
EXPENSES
   Advisory fee .............................................  12,999,953
   Administrative and service fees ..........................   2,553,686
   Professional fees ........................................      47,411
   Printing and shareholder reports .........................      17,078
   Trustees' fees ...........................................      12,177
   Amortization of organization expenses ....................       9,912
   Miscellaneous ............................................     237,540
                                                             ------------
Total expenses ..............................................  15,877,757
Less: fee waivers and/or expense reimbursments ..............    (324,118)
                                                             ------------
Net expenses ................................................  15,553,639
                                                             ------------
NET INVESTMENT INCOME ....................................... 327,387,892
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ..............  10,323,620
                                                             ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................$337,711,512
                                                             ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE YEARS ENDED JUNE 30,
                                                                     2002                       2001
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ................................$    327,387,892           $    620,783,877
   Net realized gain from investment transactions .......      10,323,620                  2,403,048
                                                         ----------------           ----------------
Net increase in net assets from operations ..............     337,711,512                623,186,925
                                                         ----------------           ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and short-term gains ...........    (335,768,646)              (621,489,021)
                                                         ----------------           ----------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares ........................  26,676,711,788             23,065,489,094
   Cost of shares redeemed .............................. (27,611,064,132)           (18,165,557,022)
                                                         ----------------           ----------------
Net increase (decrease) in net assets from
   capital share transactions ...........................    (934,352,344)             4,899,932,072
                                                         ----------------           ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................    (932,409,478)             4,901,629,976
NET ASSETS
   Beginning of year ....................................  13,746,884,009              8,845,254,033
                                                         ----------------           ----------------
   End of year ..........................................$ 12,814,474,531           $ 13,746,884,009
                                                         ================           ================

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     FOR THE YEARS ENDED JUNE 30,
                                                     2002          2001           2000           1999          1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF YEAR .........................      $1.00         $1.00          $1.00          $1.00         $1.00
                                                    -----         -----          -----          -----         -----
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income .....................       0.03          0.06           0.06           0.05          0.06
   Net realized gain on
     investment transactions .................       0.00(1)       0.00(1)        0.00(1)        0.00(1)       0.00(1)
                                                    -----         -----          -----          -----         -----
Total from investment operations .............       0.03          0.06           0.06           0.05          0.06
                                                    -----         -----          -----          -----         -----
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     and short-term gains ....................      (0.03)        (0.06)         (0.06)         (0.05)        (0.06)
                                                    -----         -----          -----          -----         -----
NET ASSET VALUE, END OF YEAR .................      $1.00         $1.00          $1.00          $1.00         $1.00
                                                    =====         =====          =====          =====         =====
TOTAL INVESTMENT RETURN ......................       2.64%         6.07%          5.84%          5.25%         5.71%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ..........................$12,814,475   $13,746,884     $8,845,254     $7,804,575    $5,729,267
   Ratios to average net assets:
     Net investment income ...................       2.52%         5.78%          5.75%          5.11%         5.55%
     Expenses after waivers
        and/or reimbursements ................       0.12%         0.12%          0.12%          0.12%         0.12%
     Expenses before waivers
        and/or reimbursements ................       0.12%         0.12%          0.12%          0.12%         0.12%

--------------------------------------------------------------------------------------------------------------------

1 Less than $0.005 per share.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT
        ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Daily Assets Fund Institutional (the 'Fund') is one of the funds the Trust offers to institutional and 'accredited' investors as defined under the Securities Act of 1933.

The investment objective of the Fund is to seek a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Fund values its investments at amortized cost.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

D. DISTRIBUTIONS
The Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. REPURCHASE AGREEMENTS
The Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.10%.

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.02%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through October 31, 2003, to the extent necessary, to limit all expenses to 0.12% of the average daily net assets of the Fund.

Deutsche Bank Trust Company Americas, an affiliate of ICCC, is the Fund's custodian.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--LINE OF CREDIT
The Fund participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Fund did not borrow during the period.

NOTE 4--FEDERAL INCOME TAXES
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for dividends payable.

Distributions during the year ended June 30, 2002 were characterized as follows for tax purposes:

Ordinary Income Distributions            $335,768,646

At June 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income             $25,002,321





--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Institutional Funds and Shareholders of Daily Assets Fund Institutional:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Daily Assets Fund Institutional (one of the funds comprising BT Institutional Funds, hereafter referred to as the 'Fund') at June 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 19, 2002





--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
PROXY RESULTS (UNAUDITED)

At the Special Shareholder Meeting on July 30, 2002, shareholders of the Trust voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the BT Institutional Funds Board of Trustees.

                                                Shares
                               Shares            voted
Nominees                  voted 'For'       'Withheld'
---------              --------------       ----------
Richard R. Burt        13,854,710,631       45,724,130
S. Leland Dill         13,849,424,971       51,009,790
Martin J. Gruber       13,854,712,218       45,722,543
Richard T. Hale        13,854,710,537       45,724,224
Joseph R. Hardiman     13,854,712,218       45,722,543
Richard J. Herring     13,854,712,218       45,722,543
Graham E. Jones        13,849,424,993       51,009,768
Rebecca W. Rimel       13,854,712,218       45,722,543
Philip Saunders, Jr.   13,849,424,993       51,009,768
William N. Searcy      13,854,710,631       45,724,130
Robert H. Wadsworth    13,854,712,218       45,722,543

 2. To approve new investment advisory agreement between the Daily Assets Fund Institutional and Deutsche Asset Management, Inc.

                               Shares           Shares
Shares                          voted            voted
voted 'For'                 'Against'        'Abstain'
-----------                 ---------        ---------
8,167,992,239                       0                0



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS(1)

                                                                                              NUMBER OF FUNDS
                                                                                              IN THE FUND
NAME, BIRTH DATE AND                   BUSINESS EXPERIENCE AND                                COMPLEX OVERSEEN
POSITION WITH THE TRUST(2)             DIRECTORSHIPS DURING THE PAST 5 YEARS                  BY TRUSTEE(3)
--------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------

Charles P. Biggar                      Retired (since 1987); formerly Vice President,         27
October 13, 1930                       International Business Machines ('IBM') (1975 to
Trustee BT Institutional Funds since   1978) and President, National Services and the Field
1990.                                  Engineering Divisions of IBM (1976 to 1987).
--------------------------------------------------------------------------------------------------------------
S. Leland Dill                         Trustee, Phoenix Zweig Series Trust (since September   27
March 28, 1930                         1989); Trustee, Phoenix Euclid Market Neutral Fund
Trustee BT Institutional Funds since   (since May 1998); Retired (since 1986); formerly
1999.                                  Partner, KPMG Peat Marwick (June 1956-June 1986);
                                       Director, Vintners International Company Inc. (June
                                       1989 to May 1992); Director, Coutts (USA)
                                       International (January 1992-March 2000); Director,
                                       Coutts Trust Holdings Ltd., Director, Coutts Group
                                       (March 1991 to March 1999); General Partner, Pemco
                                       (June 1979 to June 1986).
--------------------------------------------------------------------------------------------------------------
Martin J. Gruber                       Nomura Professor of Finance, Leonard N. Stern School   27
July 15, 1937                          of Business, New York University (since 1964);
Trustee BT Institutional Funds since   Trustee, CREF (since 2000); Director, S.G. Cowen
1999.                                  Mutual Funds (since 1985); Director, Japan Equity
                                       Fund, Inc. (since 1992); Director, Thai Capital Fund,
                                       Inc. (since 2000); Director, Singapore Fund, Inc.
                                       (since 2000).
--------------------------------------------------------------------------------------------------------------
Richard J. Herring                     Jacob Safra Professor of International Banking and     27
February 18, 1946                      Professor, Finance Department, The Wharton School,
Trustee BT Institutional Funds since   University of Pennsylvania (since 1972); Director,
1990.                                  Lauder Institute of International Management Studies
                                       (since 2000); Co-Director, Wharton Financial
                                       Institutions Center (since 2000).
--------------------------------------------------------------------------------------------------------------
Bruce E. Langton                       Formerly Assistant Treasurer of IBM Corporation        27
May 10, 1931                           (until 1986); Trustee and Member, Investment
Trustee BT Institutional Funds since   Operations Committee, Allmerica Financial Mutual
1990.                                  Funds (1992 to 2001); Member, Investment Committee,
                                       Unilever US Pension and Thrift Plans (1989 to 2001);4
                                       Retired (since 1987); Director, TWA Pilots Directed
                                       Account Plan and 401(k) Plan (1988 to 2000).
--------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                   Principal, Philip Saunders Associates (Economic and    27
October 11, 1935                       Financial Consulting) (since 1998); former Director,
Trustee BT Institutional Funds since   Financial Industry Consulting, Wolf & Company (1987
1999.                                  to 1988); President, John Hancock Home Mortgage
                                       Corporation (1984 to 1986); Senior Vice President of
                                       Treasury and Financial Services, John Hancock Mutual
                                       Life Insurance Company, Inc. (1982 to 1986).
--------------------------------------------------------------------------------------------------------------
Harry Van Benschoten                   Retired (since 1987); Corporate Vice President,        27
February 18, 1928                      Newmont Mining Corporation (prior to 1987); Director,
Trustee BT Institutional Funds since   Canada Life Insurance Corporation of New York (since
1999.                                  1987).
--------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS(1)

                                                                                              NUMBER OF FUNDS
                                                                                              IN THE FUND
NAME, BIRTH DATE AND                   BUSINESS EXPERIENCE AND                                COMPLEX OVERSEEN
POSITION WITH THE TRUST(2)             DIRECTORSHIPS DURING THE PAST 5 YEARS                  BY TRUSTEE(3)
--------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------
Richard T. Hale(5)                     Managing Director, Deutsche Banc Alex. Brown Inc.      27
July 17, 1945                          (formerly DB Alex. Brown LLC) (June 1999 to present);
Trustee BT Institutional Funds         Deutsche Asset Management-Americas (June 1999 to
since 1999. President of each of       present); Director and President, Investment Company
the BT Trusts since 2000.              Capital Corp. (registered investment advisor) (April
                                       1996 to present). Director/Trustee and President,
                                       Deutsche Asset Management Mutual Funds (1989 to
                                       present); Director, Deutsche Global Funds, Ltd.
                                       (January 2000 to present); Director, CABEI Fund (June
                                       2000 to present); Director, North American Income
                                       Fund (September 2000 to present); Vice President,
                                       Deutsche Asset Management, Inc. (September 2000 to
                                       present). Chartered Financial Analyst. Formerly,
                                       Director, ISI Family of Funds.
--------------------------------------------------------------------------------------------------------------

NAME, BIRTH DATE AND                   BUSINESS EXPERIENCE AND
POSITION WITH THE TRUST                DIRECTORSHIPS DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch                       Director, Deutsche Asset Management (1999 to
March 27, 1954                         present). Formerly, Principal, BT Alex. Brown
Vice President/Secretary               Incorporated, (Deutsche Banc Alex. Brown Inc.), (1998
                                       to 1999); Assistant General Counsel, United States
                                       Securities and Exchange Commission, (1993 to 1998).
--------------------------------------------------------------------------------------------------------------
Charles A. Rizzo                       Director, Deutsche Asset Management (April 2000 to
August 5, 1957                         present); Certified Public Accountant; Certified
Treasurer                              Management Accountant. Formerly, Vice President and
                                       Department Head, BT Alex. Brown Incorporated
                                       (Deutsche Banc Alex. Brown Inc.), 1998 to 1999;
                                       Senior Manager, Coopers & Lybrand L.L.P.
                                       (PricewaterhouseCoopers LLP), 1993 to 1998.
--------------------------------------------------------------------------------------------------------------
Amy Olmert                             Director, Deutsche Asset Management (formerly BT
May 14, 1963                           Alex. Brown Inc.); (January 1999 to present);
Assistant Treasurer                    Certified Public Accountant (1989 to present).
                                       Formerly, Vice President, BT Alex. Brown
                                       Incorporated, (Deutsche Banc Alex. Brown Inc.), (1997
                                       to 1999); Senior Manager (1992 to 1997), Coopers &
                                       Lybrand L.L.P. (PricewaterhouseCoopers LLP), (1988 to
                                       1992).
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

1 On July 30, 2002, shareholders of the BT Institutional Funds voted to elect eleven Trustees to serve as the Board of Trustees for the BT Institutional Funds. Voting results are on page 17 under Proxy Results.
2 Unless otherwise indicated, the address of each Director and Officer is One
  South Street,Baltimore,MD 21202.
3 As of June 30, 2002 the total number of Funds and Portfolios (including the
  Master Portfolios) in the Fund Complex is 84.
4 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
5 Mr. Hale is a trustee who is an 'Interested Person' within the meaning of
  Section 2(a)(19) of the 1940 Act. Mr. Hale holds various positions with Deutsche Bank AG, including its advisor subsidiary, Deutsche Asset Management, Inc.

The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-800-730-1313.
--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


Daily Assets Fund Institutional                              CUSIP #055924781
                                                             814ANN (6/02)
                                                             Printed 8/02

Exclusive Placement Agent:
ICC Distributors, Inc.